Debt (Tables)	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Jan. 29, 2012
Long-Term Debt

Long-term debt as of July 29, 2012 and January 29, 2012 consisted of the following (dollars in millions):

	July 29, 2012		January 29, 2012
	Outstanding Principal	Interest Rate %(1)	Outstanding Principal	Interest Rate %(1)
ABL Facility due April 12, 2017	$632	2.27	$—	—
Term Loan due October 12, 2017, net of unamortized discount of $29 million as of July 29, 2012	971	7.25	—	—
8.125% First Priority Notes due April 15, 2019	950	8.13	—	—
11.0% Second Priority Notes due April 15, 2020	675	11.00	—	—
14.875% Senior Notes due October 12, 2020, net of unamortized discount of $29 million as of July 29, 2012	728	14.88	—	—
Term Loan due August 30, 2012	—	—	73	1.53
Term Loan due April 1, 2014	—	—	855	3.03
ABL Term Loan due April 1, 2014	—	—	214	3.56
12.0% Senior Notes due September 1, 2014	—	—	2,500	12.00
13.5% Senior Subordinated Notes due September 1, 2015	1,819	13.50	1,820	13.50

Total long-term debt	$5,775		5,462
Less current installments	(10)		(82)

Long-term debt, excluding current installments	$5,765		$5,380

(1)	Represents the stated rate of interest, without including the effect of discounts.

Long-term debt as of January 29, 2012 and January 30, 2011 consisted of the following (dollars in millions):

	January 29, 2012		January 30, 2011
	Outstanding Principal	Interest Rate %	Outstanding Principal	Interest Rate %
Term Loan due August 30, 2012	$73	1.53	$74	1.56
Term Loan due April 1, 2014	855	3.03	864	3.06
ABL Term Loan due April 1, 2014	214	3.56	214	3.53
12.0% Senior Notes due September 1, 2014	2,500	12.00	2,500	12.00
13.5% Senior Subordinated Notes due September 1, 2015	1,820	13.50	1,597	13.50

Total long-term debt	5,462		5,249
Less current installments	(82)		(10)

Long-term debt, excluding current installments	$5,380		$5,239

Maturities of Long-term Debt Outstanding

Maturities of long-term debt outstanding, in principal amounts, at January 29, 2012 are summarized below (amounts in millions):

Fiscal Year	Maturities
2012	$82
2013	10
2014	3,550
2015	1,820

Total	$5,462

14.875% Senior Notes due 2020
Notes Redemption

Year	Percentage
2015	106.094%
2016	104.063%
2017	102.031%
2018 and thereafter	100.000%

11% Senior Secured Second Priority Notes due 2020
Notes Redemption

Year	Percentage
2016	105.500%
2017	102.750%
2018 and thereafter	100.000%

8.125% Senior Secured First Priority Notes due 2019
Notes Redemption

Year	Percentage
2015	111.1563%
2016	107.4375%
2017	103.7188%
2018 and thereafter	100.0000%

12.0% Senior Notes due September 1, 2014
Notes Redemption

The 12.0% Senior Notes mature on September 1, 2014 and can be redeemed by the Company as follows:

Redemption Period	Redemption Price
September 1, 2011 – August 31, 2012	106% plus accrued interest
September 1, 2012 – August 31, 2013	103% plus accrued interest
September 1, 2013 – Thereafter	100% plus accrued interest

13.5% Senior Subordinated Notes due 2015
Notes Redemption

The 13.5% Senior Subordinated Notes mature on September 1, 2015 and can be redeemed by the Company as follows:

Redemption Period	Redemption Price
September 1, 2011 – August 31, 2012	106.75% plus accrued interest
September 1, 2012 – August 31, 2013	103.375% plus accrued interest
September 1, 2013 – Thereafter	100% plus accrued interest